Provision for credit loss allowance (Tables)	12 Months Ended
Dec. 31, 2024
Provision for allowance for credit loss [Abstract]
Summary of Provision for credit loss allowance
Provision for credit loss allowance on financial assets for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Allowance provided:
Loans at amortized cost	~~W~~	(1,244,351)	(2,114,442)	(1,862,013)
Other financial assets at amortized cost		(32,831)	(90,770)	(113,662)
Securities at fair value through other comprehensive income		—	(2,271)	—
Unused credit line and financial guarantee		(19,106)	(37,156)	(41,910)
Securities at amortized cost		(538)	—	—

		(1,296,826)	(2,244,639)	(2,017,585)

Allowance reversed:
Securities at fair value through other comprehensive income	~~W~~	5,013	—	2,699
Securities at amortized cost		—	136	1,612

		5,013	136	4,311

	~~W~~	(1,291,813)	(2,244,503)	(2,013,274)